ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF ACCOUNTS RECEIVABLE

Accounts receivable consists of:

	As of December 31,
	2010	2011

Billed accounts receivable	27,052	48,615
Unbilled accounts receivable	60,341	79,974
Less: allowance for doubtful accounts	(1,956)	(2,200)

Total accounts receivable, net	85,437	126,389

Movements of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011

Balance at beginning of the year	1,018	1,956
Charge to expenses	685	27
Write off	(335)	(312)
Provision in connection with the losses caused by an employee (Note 20)	537	—
Provision in connection with the acquisitions	—	441

Exchange difference	51	88

Balance at end of the year	1,956	2,200